Weighted-Average Grant Date Fair Value Per Share of Stock Options, Restricted Shares and Stock Units Awarded (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options | Grant Price = Fair Market Value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants	$ 12.99	$ 13.68	$ 15.93
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants, Restricted shares	$ 36.55	$ 37.45	$ 38.84